Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit (loss) [abstract]
Interest and similar income	£ 11,779	£ 5,672	£ 6,006
Interest and similar expense	(6,381)	(2,599)	(2,846)
Net interest income	5,398	3,073	3,160
Fee and commission income	8,171	8,581	7,417
Fee and commission expense	(2,745)	(1,994)	(1,758)
Net fee and commission income	5,426	6,587	5,659
Net trading income	7,624	5,788	7,076
Net investment expense	(323)	(80)	(121)
Other income	69	40	4
Total income	18,194	15,408	15,778
Staff costs	(5,192)	(4,456)	(4,365)
Infrastructure costs	(900)	(1,054)	(816)
Administration and general expenses	(4,879)	(4,375)	(4,202)
Litigation and conduct	(1,427)	(374)	(76)
Total operating expenses	(12,398)	(10,259)	(9,459)
Share of post-tax results of associates and joint ventures	3	4	7
Profit/(loss) on disposal of subsidiaries, associates and joint ventures	1	(12)	126
Profit before Impairment	5,800	5,141	6,452
Credit impairment (charges)/releases	(933)	277	(3,377)
Profit before tax	4,867	5,418	3,075
Taxation	(485)	(830)	(624)
Profit after tax	4,382	4,588	2,451
Attributable to:
Equity holders of the parent	3,650	3,957	1,774
Other equity instrument holders	732	631	677
Total equity holders of the parent	4,382	4,588	2,451
Profit after tax	£ 4,382	£ 4,588	£ 2,451